ACQUISITIONS - Pro Forma Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Acquisitions during the year ended Maech 31, 2015 and previous
Pro forma financial information
Pro forma net revenue		$ 305,493	$ 238,706
Pro forma net income attributable to common shareholders of iKang Healthcare Group, Inc		25,299	$ 18,387
Acquisitions during the year ended Maech 31, 2016
Pro forma financial information
Pro forma net revenue	$ 385,286	321,149
Pro forma net income attributable to common shareholders of iKang Healthcare Group, Inc	$ 14,319	$ 20,130